FAIR VALUES - Fair value of financial instruments (Details) - Fair value [member] - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 253,262,408	$ 217,002,007
Financial liabilities	19,952,509	48,823,057
Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	22,384,677	38,486,623
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	295,555	432,164
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	5,962,142	24,112,684
Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	209,735,714	137,706,426
Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	14,381,760	15,749,311
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	502,560	514,799
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,139,170	3,999,525
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	17,813,339	44,823,532
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	50,664,713	104,592,031
Financial liabilities	19,952,509	48,823,057
Level 1 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	22,381,002	37,879,808
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	295,555	432,164
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	5,962,142	24,112,684
Level 1 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	7,375,294	26,112,213
Level 1 of fair value hierarchy [member] | Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	14,381,760	15,749,311
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	268,960	305,851
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,139,170	3,999,525
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	17,813,339	44,823,532
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	202,364,095	112,201,028
Level 2 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,675	606,815
Level 2 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	202,360,420	111,594,213
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	233,600	208,948
Level 3 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 233,600	$ 208,948